CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Revenues	₩ 360,967	₩ 286,770	₩ 141,623
Online games—subscription revenue	30,751	25,897	36,428
Online games—royalties and license fees	11,571	13,556	16,244
Mobile games	301,903	239,489	82,624
Other revenue	16,742	7,828	6,327
Cost of revenues	265,788	210,044	94,234
Gross profit	95,179	76,726	47,389
Selling, general and administrative expenses	(36,873)	(34,820)	(28,012)
Research and development	(9,503)	(8,018)	(5,239)
Other income	353	122	165
Other expenses	(493)	(642)	(268)
Operating profit	48,663	33,368	14,035
Finance income	4,187	2,073	1,875
Finance costs	(1,594)	(1,002)	(1,452)
Profit before income tax	51,256	34,439	14,458
Income tax expenses	11,526	3,053	1,144
Profit for the year	39,730	31,386	13,314
Items that may be subsequently reclassified to income or loss
Foreign currency translation adjustments	136	178	37
Total comprehensive income (loss) for the year	39,866	31,564	13,351
Profit (loss) attributable to:
Owners of the Parent Company	39,876	31,443	13,319
Non‑controlling interest	(146)	(57)	(5)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	40,012	31,621	13,356
Non-controlling interest	₩ (146)	₩ (57)	₩ (5)
Earnings per share (in Korean won)
Basic earnings per share	₩ 5,738	₩ 4,525	₩ 1,917
Diluted earnings per share	₩ 5,738	₩ 4,525	₩ 1,917